Significant Judgments, Key Assumptions and Estimates (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of complexity, judgment or estimations involved in their application
Estimation	Main assumptions	Potential implications	Main references
Fair value valuation of investment properties	Fair value valuation made by external appraisers and valuators. See Note 9.	Incorrect valuation of investment property values	Note 9 - Investment properties
Income tax

The Group estimates the income tax amount payable for transactions where the Treasury’s Claim cannot be clearly determined.

Additionally, the Group evaluates the recoverability of assets due to deferred taxes considering whether some or all of the assets will not be recoverable.

		Upon the improper determination of the provision for income tax, the Group will be bound to pay additional taxes, including fines and compensatory and punitive interest.	Note 21 - Taxes
Allowance for doubtful accounts	A periodic review is conducted of receivables risks in the Group’s clients’ portfolios. Bad debts based on the expiration of account receivables and account receivables’ specific conditions.	Incorrect recognition of charges / reimbursements of the allowance for bad debt.	Note 15- Trade and other receivables
Probability estimate of contingent liabilities.	Whether more economic resources may be spent in relation to litigation against the Group; such estimate is based on legal advisors’ opinions.	Charge / reversal of provision in relation to a claim.	Note 20- Provisions